CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 229,990	$ 208,172	$ 302,076
Cost of revenue	(123,335)	(118,749)	(174,209)
Gross profit	106,655	89,423	127,867
Operating expenses:
Research and development expenses	(102,277)	(144,942)	(174,289)
Sales and marketing expenses	(40,440)	(55,662)	(75,384)
General and administrative expenses	(80,663)	(67,513)	(71,589)
Other operating incomes, net	10,901	10,508	9,835
Total operating expenses	(212,479)	(257,609)	(311,427)
Loss from operations	(105,824)	(168,186)	(183,560)
Other income/(loss)
Other non-operating incomes, net	3,113	2,904	1,958
Financial income, net	44,976	18,546	7,286
Foreign exchange (loss)/gain, net	669	2,441	(618)
Loss before income tax expense	(57,066)	(144,295)	(174,934)
Income tax expense	(3,249)	(1,880)	(490)
Net loss	(60,315)	(146,175)	(175,424)
Net loss attributable to Tuya Inc.	(60,315)	(146,175)	(175,424)
Net loss attributable to ordinary shareholders	(60,315)	(146,175)	(175,424)
Net loss	(60,315)	(146,175)	(175,424)
Other comprehensive income/(loss)
Changes in fair value of long-term investments	(7,791)	(9,493)	357
Transfer out of fair value changes of long-term investments	15,537
Foreign currency translation	(2,722)	(14,942)	1,482
Total comprehensive loss attributable to Tuya Inc.	$ (55,291)	$ (170,610)	$ (173,585)
Weighted average number of ordinary shares used in computing net loss per share, basic	555,466,061	553,527,529	489,149,533
Weighted average number of ordinary shares used in computing net loss per share, diluted	555,466,061	553,527,529	489,149,533
Net loss per share attributable to ordinary shareholders-basic	$ (0.11)	$ (0.26)	$ (0.36)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.11)	$ (0.26)	$ (0.36)
Research and development expenses
Other comprehensive income/(loss)
Share-based compensation expenses	$ 14,734	$ 14,692	$ 14,542
Sales and marketing expenses
Other comprehensive income/(loss)
Share-based compensation expenses	5,446	6,825	6,702
General and administrative expenses
Other comprehensive income/(loss)
Share-based compensation expenses	$ 45,036	$ 47,502	$ 44,845